INVENTORY (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Amount of inventory recognized as an expense	$ 9,706,000	$ 8,084,000	$ 19,760,000	$ 16,058,000
Wrote down material and supplies inventory			$ 0		$ 270,000